Cash and borrowings - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 8	$ 2
Corporate bond	2,971	3,127
Trade and other payables	1,255	1,082
Private placement notes	690	709
Acquisition consideration	172	198
Total	5,105	5,089
Currency swaps
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities - outflow	419	455
Derivative financial liabilities - inflow	(417)	(454)
Forward foreign exchange contracts
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities - outflow	771	2,415
Derivative financial liabilities - inflow	(764)	(2,445)
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	8	2
Corporate bond	90	98
Trade and other payables	1,253	1,082
Private placement notes	92	19
Acquisition consideration	7	28
Total	1,459	1,200
Within one year or on demand | Currency swaps
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities - outflow	419	455
Derivative financial liabilities - inflow	(417)	(454)
Within one year or on demand | Forward foreign exchange contracts
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities - outflow	401	2,415
Derivative financial liabilities - inflow	(394)	(2,445)
Between one and two years
Disclosure of detailed information about borrowings [line items]
Corporate bond	426	95
Private placement notes	154	92
Acquisition consideration		5
Total	581	192
Between one and two years | Forward foreign exchange contracts
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities - outflow	279
Derivative financial liabilities - inflow	(278)
Between two and five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,682	1,109
Trade and other payables	2
Private placement notes	282	335
Acquisition consideration	165	165
Total	2,130	1,609
Between two and five years | Forward foreign exchange contracts
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities - outflow	91
Derivative financial liabilities - inflow	(92)
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	773	1,825
Private placement notes	162	263
Total	$ 935	$ 2,088